Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000
Share capital, par value	$ 0	$ 0
Share capital, shares issued	735,079,031	1,000